Contingent Payment	6 Months Ended
Jun. 30, 2019
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment

15. CONTINGENT PAYMENT

Total
As at December 31, 2018	132
Re-measurement (1)	154
Liabilities Settled or Payable	(99)
As at June 30, 2019	187
Less: Current Portion	58
Long-Term Portion	129
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.

In connection with the acquisition (the “Acquisition”) from ConocoPhillips Company and certain of its subsidiaries (collectively, “ConocoPhillips”), Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. The quarterly payment will be $6 million for each dollar that the WCS price exceeds $52.00 per barrel. The calculation includes an adjustment mechanism related to certain significant production outages at Foster Creek and Christina Lake, which may reduce the amount of a contingent payment. There are no maximum payment terms. In April 2019, $25 million was paid under the agreement. As at June 30, 2019, $74 million was payable under this agreement.